Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed - Schedule of Unearned Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Unearned Revenue	$ 17,173	$ 26,367
Less current portion	(12,432)	(15,310)
Non-current portion	4,741	11,057
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	4,475	5,589
Unearned Revenues Regarding Net Deferred Gains [Member]
Unearned Revenue	3,557	4,158
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	$ 9,141	$ 16,620